Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (28,922)	$ (23,781)	$ (84,693)	$ (57,693)	$ (79,540)	$ (74,407)
Denominator:
Weighted average shares outstanding – basic and dilutive	197,006,980	67,718,940	143,338,517	67,021,176	12,104,523	11,780,078
Basic and diluted net loss per share	$ (0.15)	$ (0.35)	$ (0.59)	$ (0.86)	$ (6.57)	$ (6.59)